LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 agreement	Dec. 31, 2009 agreement
LEASES
Number of sale-leaseback agreements		5	5
Average Effective Annual Interest Rate (as a percent)	6.18%
Average Length of Contract (in years)	4.5
Gross amount of assets under sale-leaseback	$ 33.6	$ 33.6